SHARE BASED PAYMENTS - Nonvested Share Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of nonvested shares, beginning of period (in shares)	271,500
Granted during the year (in shares)	0
Vested during the year (in shares)	(251,500)
Forfeited during the year (in shares)	0
Number of nonvested shares, end of period (in shares)	20,000
Weighted average grant date fair value ($)
Weighted average grant date fair value, beginning of period (in dollars per share)	$ 25.00	$ 18.28
Granted during period (in dollars per share)	0
Vested during period (in dollars per share)	17.74
Forfeited during period (in dollars per share)	0
Weighted average grant date fair value, end of period (in dollars per share)	$ 25.00